Cover	Apr. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity File Number	001-35850
Entity Registrant Name	MICT, INC.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	(201)
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MICT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false